SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	December 31,	December 31,	December 31,
	2016	2015	2014

Cash paid during the period for:
Interest	$14,540	$10,216	$8,169
Income taxes	$—	$—	$—